Intangible Assets (Details)	6 Months Ended
Sep. 30, 2017 USD ($)
Finite-Lived Intangible Assets [Line Items]
Intangible assets, Gross	$ 1,909,700
Intangible assets, Accumulated amortization	(309,600)
Intangible assets, Net book value	1,600,100
Trademarks and Trade Names [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, Gross	431,100
Intangible assets, Accumulated amortization	(33,900)
Intangible assets, Net book value	$ 397,200
Intangible assets, Useful life (years)	5 years
Computer Software, Intangible Asset [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, Gross	$ 1,003,600
Intangible assets, Accumulated amortization	(199,500)
Intangible assets, Net book value	$ 804,100
Intangible assets, Useful life (years)	2 years
Customer Relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, Gross	$ 368,600
Intangible assets, Accumulated amortization	(67,500)
Intangible assets, Net book value	$ 301,100
Intangible assets, Useful life (years)	2 years
Domain Names [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, Gross	$ 106,400
Intangible assets, Accumulated amortization	(8,700)
Intangible assets, Net book value	$ 97,700
Intangible assets, Useful life (years)	5 years